Fair Value Measurements - Underlying, Derivative - Carrying Value and Estimated Fair Value of Other Long-term Debt Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017
Fair Value Disclosure
Long-term debt		$ 1,035,641
Receivable from unconsolidated subsidiaries	$ 204,790	$ 204,790
Fair Value, Inputs, Level 2
Fair Value Disclosure
Cash equivalents carrying value	331,300
Carrying Value
Fair Value Disclosure
Cash and cash equivalents	367,577
Receivable from unconsolidated subsidiaries	204,790
Carrying Value | First Lien Notes
Fair Value Disclosure
Long-term debt	747,400
Carrying Value | Second Lien PIK Notes
Fair Value Disclosure
Long-term debt	291,935
Estimated Fair Value | Fair Value, Inputs, Level 2
Fair Value Disclosure
Cash and cash equivalents	367,577
Receivable from unconsolidated subsidiaries	205,790
Estimated Fair Value | Fair Value, Inputs, Level 2 | First Lien Notes
Fair Value Disclosure
Long-term debt	714,953
Estimated Fair Value | Fair Value, Inputs, Level 2 | Second Lien PIK Notes
Fair Value Disclosure
Long-term debt	$ 285,548
Predecessor | Fair Value, Inputs, Level 2
Fair Value Disclosure
Cash equivalents carrying value			$ 220,700
Predecessor | Carrying Value
Fair Value Disclosure
Cash and cash equivalents			308,948
Predecessor | Carrying Value | 2017 Senior Secured Notes
Fair Value Disclosure
Long-term debt			438,880
Predecessor | Carrying Value | 2018 Senior Secured Term Loan B
Fair Value Disclosure
Long-term debt			722,706
Predecessor | Carrying Value | 2020 Senior Secured Notes
Fair Value Disclosure
Long-term debt			750,000
Predecessor | Estimated Fair Value | Fair Value, Inputs, Level 2
Fair Value Disclosure
Cash and cash equivalents			308,948
Predecessor | Estimated Fair Value | Fair Value, Inputs, Level 2 | 2017 Senior Secured Notes
Fair Value Disclosure
Long-term debt			243,847
Predecessor | Estimated Fair Value | Fair Value, Inputs, Level 2 | 2018 Senior Secured Term Loan B
Fair Value Disclosure
Long-term debt			290,841
Predecessor | Estimated Fair Value | Fair Value, Inputs, Level 2 | 2020 Senior Secured Notes
Fair Value Disclosure
Long-term debt			$ 307,500